Related Parties and Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2022	Jun. 30, 2022
Related Parties and Shareholders [Abstract]
Received amount	$ 10,000
Number of shares (in Shares)		2
Warrants		$ 2,000
Shares exercise price (in Dollars per share)		$ 1.24
Fair value		$ 2,480
Warrants		$ 1,845